DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 12 – DERIVATIVE INSTRUMENTS

Composition

December 31,
2018
U.S. dollars
in thousands
Liabilities
Viola Warrants (non-traded)	$371
Warrants (Series 4) (traded) issued in the 2015 rights offering, see below	71
$442

The Viola Warrants were issued to the Viola Growth II A.V. LP, Viola Growth II (A) LP and Viola Growth II (B) LP (collectively, “Viola”) as part of a private placement in August 2015 and January 2016. The Warrants (Series 4) were issued to the public as part of a rights offering in December 31, 2015. Both warrants expired on May 4, 2019.

The above derivatives had an exercise price that was denominated in NIS, a currency different than the functional currency of the Company and as a result were accounted for as a derivative financial instrument measured at fair value through profit or loss on each reporting date and constitute a liability.

The following parameters were used in the calculation of the fair value of the above derivatives, using the binomial model:

December 31,
2018
The discount rate of the Viola Warrants and Warrants (Series 4) (risk free interest)	0.30%
Share price (in NIS)	1.280
Standard deviation of the share price	54.59%

The fair value of the Viola Warrants and the Warrants (Series 4) as of December 31, 2015 and during the nine month period ended September 30, 2016 was measured at quoted market value of the Warrants (Series 4), due to the fact that the Viola Warrants and the Warrants (Series 4) are essentially identical in their conditions. Starting with the fourth quarter of 2016 and until the first quarter of  2019, the Company believed that there was no active market for the traded Warrants (Series 4) primarily due to an ongoing gradual decline in the frequency and volume of trading in such warrants with significant variance in the transactions prices of the warrants without a corresponding material change in the share price, and often with a negative correlation between the change in the share price and the change in the warrants price. Consequently, the Company estimated the fair value of the Viola Warrants and the Warrants (Series 4) as of December 31, 2016 and for periods thereafter, based on observable market data, directly or indirectly, based on the binomial model and based on relevant parameters of the terms of the Viola Warrants and the Warrants (Series 4).